As filed with the Securities and Exchange   1933 Act Registration No. 333-20473
Commission on May 7, 1997                   1940 Act Registration No. 811-08029
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            _______________________

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
Pre-Effective Amendment No. __                                          [ ]
Post-Effective Amendment No. 1                                          [X]



                                     and/or



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
Amendment No. 2                                                         [X]


                        (Check appropriate box or boxes)
                         _____________________________

                              GRANUM SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)



   126 East 56th Street, New York, NY                                   10022
(Address of Principal Executive Offices)                              (Zip Code)


       Registrant's Telephone Number, including Area Code: (212) 407-3400

                                Jonas B. Siegel
                              126 East 56th Street
                               New York, NY 10022
                    (Name and Address of Agent for Service)

                                    Copy to:
                           Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                               New York, NY 10022

      Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

            --------------------------------------------------------



It is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b)
   [ ] on May 1, 1997 pursuant to paragraph (b)
   [X] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   FORM N-1A

                              GRANUM SERIES TRUST

                                EXPLANATORY NOTE

     This Registration Statement is being filed by Registrant solely for the purpose of replacing Exhibit 8, a portion of which was not included in Pre-Effective Amendment No. 1 to Registrant's Registration Statement, filed on April 2, 1997.

     The Prospectus, Statement of Additional Information and all other information contained in Pre-Effective Amendment No. 1 are hereby incorporated by reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 7th day of May, 1997.


                                  Granum Series Trust
                                     Registrant

                                  By:/s/ Lewis M. Eisenberg
                                     ---------------------------------
                                     Lewis M. Eisenberg
                                     Co-Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement of Granum Series Trust has been signed below by the following persons in the capacities and on the date indicated.


         Signature                    Title              Date
/s/ Lewis M. Eisenberg
---------------------------  Co-Chairman and Trustee  May 7, 1997
    Lewis M. Eisenberg

/s/ Walter F. Harrison, III
---------------------------  Co-Chairman and Trustee  May 7, 1997
    Walter F. Harrison, III

/s/ John J. Breyo
---------------------------  Trustee                  May 7, 1997
    John J. Breyo

/s/ Herbert W. McCord
---------------------------  Trustee                  May 7, 1997
    Herbert W. McCord

/s/ Burnell R. Roberts
---------------------------  Trustee                  May 7, 1997
    Burnell R. Roberts

/s/ Alan Sinai
---------------------------  Trustee                  May 7, 1997
    Alan Sinai

/s/ Richard A. Zimmer
---------------------------  Trustee                  May 7, 1997
    Richard A. Zimmer

/s/ Jonas B. Siegel          Vice President,
---------------------------  Treasurer and Chief
    Jonas B. Siegel          Financial Officer        May 7, 1997